Shareholders' Equity (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
Shareholders' Equity [Abstract]
Ordinary shares, par value		0.6		0.6
Number of shares, Authorized	50,000,000	50,000,000	50,000,000	50,000,000
Number of shares, Issued	6,610,107	6,610,107	6,610,107	6,610,107
Number of shares, Outstanding	6,610,107	6,610,107	6,610,107	6,610,107
Ordinary shares, Amount	$ 1,384,318		$ 1,384,318